RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost of sales
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 3,768	$ 4,077
Selling, general and administrative expense
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 2,969	$ 2,409